CLOSED BLOCK - Reconciliation of Policyholder Dividend Obligation (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Movement in Closed Block Dividend Obligation [Roll Forward]
Beginning balance	$ 0	$ 160	$ 2
Unrealized investment gains (losses)	0	(160)	158
Ending balance	$ 0	$ 0	$ 160